UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-22049

International Income Portfolio
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)

Maureen A. Gemma Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(617) 482-8260

Date of Fiscal Year End:	October 31

Date of Reporting Period:	July 31, 2008

Item 1. Schedule of Investments

International Income Portfolio	as of July 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 60.5%

Security	Principal Amount		U.S. $ Value
Australia — 0.3%
Commonwealth of Australia, 6.50%, 5/15/13	AUD	105,000	$100,161
Total Australia (identified cost $94,651)			$100,161
Belgium — 4.3%
Kingdom of Belgium, 3.75%, 3/28/09	EUR	274,000	$425,497
Kingdom of Belgium, 4.00%, 3/28/13	EUR	211,000	322,336
Kingdom of Belgium, 5.50%, 9/28/17	EUR	195,000	324,095
Kingdom of Belgium, 5.50%, 3/28/28	EUR	288,000	482,209
Total Belgium (identified cost $1,419,114)			$1,554,137
Brazil — 1.2%
Letra Tesouro Nacional, 0.00%, 1/1/09	BRL	460,000	$277,812
Nota Do Tesouro Nacional, 6.00%, 5/15/15 (1)	BRL	239,362	141,464
Total Brazil (identified cost $394,283)			$419,276
Canada — 2.4%
Canada Government, 3.60%, 6/15/13	CAD	881,000	$855,572
Total Canada (identified cost $877,023)			$855,572
Costa Rica — 0.1%
Titulo Propiedad Ud, 1.63%, 7/13/16 (2)	CRC	4,151,396	$4,488
Titulo Propiedad Ud, 1.00%, 1/12/22 (3)	CRC	35,977,344	39,659
Total Costa Rica (identified cost $45,833)			$44,147
Czech Republic — 4.0%
Czech Republic, 4.125%, 3/18/20	EUR	1,010,000	$1,447,260
Total Czech Republic (identified cost $1,509,271)			$1,447,260
Denmark — 2.1%
Kingdom of Denmark, 4.00%, 11/15/15	DKK	215,000	$43,208
Kingdom of Denmark, 4.00%, 11/15/17	DKK	1,008,000	200,892
Kingdom of Denmark, 5.00%, 11/15/13	DKK	938,000	200,076
Kingdom of Denmark, 6.00%, 11/15/09	DKK	1,470,000	312,209
Total Denmark (identified cost $666,830)			$756,385
France — 16.1%
Government of France, 3.75%, 4/25/17	EUR	420,000	$620,700
Government of France, 4.00%, 4/25/09	EUR	1,055,000	1,639,619
Government of France, 4.00%, 10/25/13	EUR	905,000	1,386,887
Government of France, 4.00%, 4/25/14	EUR	570,000	871,862
Government of France, 5.50%, 4/25/29	EUR	745,000	1,268,370
Total France (identified cost $5,247,021)			$5,787,438
Germany — 14.0%
Bundesschatzanweisungen, 3.75%, 3/13/09	EUR	1,280,000	$1,987,893
Bundesrepub Deutschland, 3.75%, 7/4/13	EUR	1,096,000	1,673,362
Bundesrepub Deutschland, 6.25%, 1/4/30	EUR	732,000	1,368,572
Total Germany (identified cost $4,335,457)			$5,029,827

Ghana — 0.3%
Ghanaian Government Bond, 13.69%, 3/15/10	GHS	140,000	$113,974
Total Ghana (identified cost $145,580)			$113,974
Iceland — 1.1%
Republic of Iceland, 8.50%, 12/12/08	ISK	31,712,000	$396,064
Total Iceland (identified cost $413,087)			$396,064
Netherlands — 4.3%
Government of Netherlands, 3.75%, 7/15/09	EUR	234,000	$362,529
Government of Netherlands, 3.75%, 1/15/23	EUR	368,000	518,330
Government of Netherlands, 4.50%, 7/15/17	EUR	206,000	321,206
Government of Netherlands, 5.00%, 7/15/12	EUR	212,000	338,219
Total Netherlands (identified cost $1,405,406)			$1,540,284
Nigeria — 0.3%
Nigerian Treasury Bond, 12.00%, 4/28/09	NGN	6,343,000	$55,500
Nigerian Treasury Bond, 9.35%, 8/31/17	NGN	6,841,000	53,947
Total Nigeria (identified cost $107,862)			$109,447
Peru — 0.3%
Republic of Peru, 12.25%, 8/10/11	PEN	243,000	$100,646
Total Peru (identified cost $106,109)			$100,646
Sri Lanka — 0.1%
Republic of Sri Lanka, 11.50%, 11/1/08	LKR	4,100,000	$37,532
Total Sri Lanka (identified cost $37,437)			$37,532
Sweden — 2.9%
Swedish Government, 3.75%, 8/12/17	SEK	5,510,000	$878,549
Swedish Government, 5.00%, 1/28/09	SEK	470,000	77,851
Swedish Government, 6.75%, 5/5/14	SEK	395,000	73,149
Total Sweden (identified cost $934,170)			$1,029,549
United Kingdom — 6.7%
United Kingdom Treasury Bond, 4.75%, 6/7/10	GBP	342,000	$677,033
United Kingdom Treasury Bond, 4.75%, 3/7/20	GBP	285,000	557,596
United Kingdom Treasury Bond, 5.00%, 3/7/12	GBP	321,000	640,761
United Kingdom Treasury Bond, 5.00%, 9/7/14	GBP	266,000	534,327
Total United Kingdom (identified cost $2,463,723)			$2,409,717
Total Foreign Government Bonds (identified cost $20,202,857)			$21,731,416

Mortgage-Backed Securities — 22.9%

Collateralized Mortgage Obligations — 5.6%
Federal Home Loan Mortgage Corp., Series 2127, Class PG, 6.25%, 2/15/29	883,455	$902,587
Federal National Mortgage Association, Series 1991-139, Class PN, 7.50%, 10/25/21	1,044,117	1,108,673
Total Collateralized Mortgage Obligations (identified cost $2,012,619)		$2,011,260
Mortgage Pass-Throughs — 17.3%
Federal National Mortgage Association:
6.00% with maturity at 2019	457,728	$467,075
6.50% with maturity at 2017	1,133,828	1,177,477
		$1,644,552

Government National Mortgage Association:
8.00% with maturity at 2016	2,081,671	$2,208,829
9.00% with various maturities to 2024 (4)	2,120,760	2,367,307
		$4,576,136
Total Mortgage Pass-Throughs (identified cost $6,149,720)		$6,220,688
Total Mortgage-Backed Securities (identified cost $8,162,339)		$8,231,948

Currency Options Purchased — 0.9%

	Principal Amount of		Strike	Expiration	U.S. $
Description	Contracts (000’s omitted)		Price	Date	Value
Japanese Yen Put Option	JPY	1,058,706	106.94	4/3/09	$286,507
South Korean Won Call Option	KRW	452,600	905.2	7/28/09	864
South Korean Won Put Option	KRW	452,600	905.2	7/28/09	49,994
Total Currency Options Purchased (identified cost $170,133)					$337,365

Short-Term Investments — 16.2%

Foreign Government Securities — 10.8%

Security	Principal Amount		U.S. $ Value
Egypt — 6.4%
Egyptian Treasury Bill, 0.00%, 8/5/08	EGP	3,225,000	$606,926
Egyptian Treasury Bill, 0.00%, 8/19/08	EGP	775,000	145,547
Egyptian Treasury Bill, 0.00%, 9/2/08	EGP	1,425,000	266,834
Egyptian Treasury Bill, 0.00%, 9/9/08	EGP	2,425,000	453,026
Egyptian Treasury Bill, 0.00%, 9/30/08	EGP	2,950,000	548,670
Egyptian Treasury Bill, 0.00%, 10/7/08	EGP	375,000	69,633
Egyptian Treasury Bill, 0.00%, 10/21/08	EGP	50,000	9,214
Egyptian Treasury Bill, 0.00%, 10/28/08	EGP	1,100,000	202,299
Total Egypt (identified cost $2,292,374)			$2,302,149
Georgia — 1.3%
Bank of Georgia Group, 6.75%, 9/22/08 (5)	GEL	123,464	$87,669
Bank of Georgia Group, 7.50%, 8/29/08 (5)	GEL	147,063	104,426
Bank of Georgia Group, 8.25%, 10/10/08 (5)	GEL	217,650	154,548
Bank of Georgia Group, 8.75%, 12/26/08 (5)	GEL	150,492	106,861
Total Georgia (identified cost $446,102)			$453,504
Kazakhstan — 1.5%
Kazakhstan Treasury Note, Series 28, 0.00%, 8/15/08	KZT	64,780,000	$537,860
Total Kazakhstan (identified cost $537,815)			$537,860
Nigeria — 0.1%
Nigeria Treasury Bill, 0.00%, 7/2/09	NGN	650,000	$5,075
Total Nigeria (identified cost $5,065)			$5,075
Peru — 1.6%
Peru Certificates of Deposit, 0.00%, 11/6/08	PEN	600,000	$209,809
Peru Certificates of Deposit, 0.00%, 12/9/08	PEN	300,000	104,392
Peru Certificates of Deposit, 0.00%, 1/5/09	PEN	200,000	69,321
Peru Certificates of Deposit, 0.00%, 2/9/09	PEN	600,000	206,940
Total Peru (identified cost $562,191)			$590,461
Total Foreign Government Securities (identified cost $3,843,547)			$3,889,050

Other Securities — 5.4%

	Interest/Principal Amount
Description	(000’s omitted)	U.S. $ Value
Investment in Cash Managment Portfolio, 2.23% (6)	$1,920	$1,920,004
State Street Bank and Trust Time Deposit, 1.25%, 8/1/2008	13	12,900
Total Other Securities (identified cost $1,932,904)		$1,932,904
Total Short-Term Investments (identified cost $5,776,451)		$5,821,954
Total Investments — 100.5% (identified cost $34,311,955)		$36,122,683

Currency Options Written — 0.0%

Description	Principal Amounts of Contracts (000’s omitted)		Strike Price	Expiration Date	U.S. $ Value
Japanese Yen Call Option	JPY	1,099,073	79.07	4/3/09	$(14,750)
Total Currency Options Written (premiums received $117,803)					$(14,750)
Other Assets, Less Liabilities — (0.5)%					$(177,047)
Net Assets — 100.0%					$35,930,886

AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CRC	—	Costa Rican Colon
DKK	—	Danish Krone
EGP	—	Egyptian Pound
EUR	—	Euro
GBP	—	British Pound Sterling
GEL	—	Georgian Lari
GHS	—	Ghanaian Cedi
ISK	—	Icelandic Krona
JPY	—	Japanese Yen
KRW	—	South Korean Won
KZT	—	Kazakh Tenge
LKR	—	Sri Lanka Rupee
NGN	—	Nigerian Naira
PEN	—	Peruvian Sol
SEK	—	Swedish Krona
(1)

Bond pays a 6% coupon on the face at the end of the payment period. Principal is adjusted daily based on the ICPA (Amplified Consumer Price Index) as determined by the Brazilian Institute of Geography and Statistics. The original face is BRL 139,000 and the current face is BRL 239,362.

(2)

Bond pays a 1.63% coupon on the face at the end of the payment period. Principal is adjusted daily based on Development Units (Unidades de Desarrollo) as calculated by the General Superintendent of Values. The original face is CRC 3,700,000 and the current face is CRC 4,151,396.

(3)

Bond pays a 1.6% coupon on the face at the end of the payment period. Principal is adjusted daily based on Development Units (Unidades de Desarrollo) as calculated by the General Superintendent of Values. The original face is CRC 33,700,000 and the current face is CRC 35,977,344.

(4)		Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(5)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(6)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2008. Net income allocated from the Investment in Cash Management Portfolio for the fiscal year to date ended July 31, 2008 was $48,768.

A summary of financial instruments at July 31, 2008 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
9/08	3 Canadian 10 Year Treasury Bond	Long	$343,891	$347,287	$3,396
9/08	4 Euro-Bund	Long	700,446	702,175	1,729
9/08	12 U.K. Gilt	Long	2,516,900	2,552,033	35,133
9/08	3 FTSE/JSE Top 40	Short	(122,622)	(106,375)	16,247
					$56,505

Descriptions of the underlying instruments to Futures Contracts:

•

Canadian 10 Year Treasury Bond: Canadian Government Bonds (CGB) having a maximum original maturity of 10 3/4 years and having a remaining maturity between 8 – 10.5 years as of the first day of the delivery month.

•	Euro-Bund: Long-term notional debt securities issued by the German Federal Government with a term of 8.5 – 10.5 years.
•	U.K. Gilt: Gilt issues having a maturity of 8 3/4 to 13 years from the first calendar day of the delivery month.
•	FTSE/JSE Top 40 Index: The FTSE/JSE Top 40 Index is a capitalization weighted index of the 40 largest companies by market capitalization included in the FTSE/JSE All Shares Index.

Forward Foreign Currency Exchange Contracts

Sales

			Net Unrealized
Settlement			Appreciation
Date	Deliver	In Exchange For	(Depreciation)
8/05/08	Euro	United States Dollar
	47,703	74,747	$322

8/28/08	Euro	United States Dollar
	50,000	78,198	283

12/12/08	Icelandic Krona	United States Dollar
	27,995,543	358,192	13,490

8/19/08	Indonesian Rupiah	United States Dollar
	905,500,000	99,195	(104)

8/28/08	New Zealand Dollar	United States Dollar
	225,000	166,050	1,952

11/06/08	Peruvian Sol	United States Dollar
	300,000	101,902	(4,523)

11/10/08	Peruvian Sol	United States Dollar
	300,000	101,850	(4,570)

12/11/08	Peruvian Sol	United States Dollar
	300,000	101,902	(4,478)

2/09/09	Peruvian Sol	United States Dollar
	600,000	203,115	(9,488)

8/05/08	South African Rand	United States Dollar
	4,741,457	626,514	(22,497)

8/07/08	South African Rand	United States Dollar
	668,500	88,362	(3,095)

11/03/08	Sri Lanka Rupee	United States Dollar
	4,335,750	38,684	(672)

8/18/2008	Swedish Krona	Euro
	4,578,162	482,745	(3,245)
			$(36,625)

Purchases

			Net Unrealized
Settlement			Appreciation
Date	In Exchange For	Deliver	(Depreciation)
8/29/08	British Pound Sterling	United States Dollar
	102,339	202,265	$82

8/11/08	Colombian Peso	United States Dollar
	273,125,859	159,443	(7,724)

8/29/08	Euro	United States Dollar
	469,311	731,915	(629)

8/07/08	Hungarian Forint	Euro
	64,492,000	280,644	(5,314)

8/12/08	Icelandic Krona	Euro
	39,584,687	318,846	1,713

8/19/08	Indonesian Rupiah	United States Dollar
	5,650,000,000	616,543	3,046

8/05/08	Japanese Yen	United States Dollar
	674,850,000	6,396,682	(152,632)

8/22/08	Japanese Yen	United States Dollar
	791,114,260	7,494,451	(167,621)

8/15/08	Kazakh Tenge	United States Dollar
	281,867	2,344	0

9/29/08	Kenyan Shilling	United States Dollar
	2,435,000	37,176	(1,014)

8/07/08	Malaysian Ringgit	United States Dollar
	575,000	175,992	602

8/14/08	Malaysian Ringgit	United States Dollar
	390,000	120,311	(539)

8/21/08	Malaysian Ringgit	United States Dollar
	752,000	232,983	(2,048)

9/15/08	Mauritian Rupee	United States Dollar
	800,000	29,660	179

10/03/08	Mauritian Rupee	United States Dollar
	5,225,000	191,603	2,936

8/11/08	Mexican Peso	United States Dollar
	908,500	88,186	2,270

8/04/08	New Turkish Lira	United States Dollar
	170,600	135,612	12,015

8/07/08	New Turkish Lira	United States Dollar
	247,000	204,301	9,185

8/14/08	Polish Zloty	Euro
	2,531,130	788,760	(740)

8/25/08	Polish Zloty	Euro
	25,000	7,665	183

8/28/08	Russian Ruble	United States Dollar
	4,078,100	174,285	(375)

8/14/08	Serbian Dinar	Euro
	6,336,000	80,000	3,450

8/21/08	Serbian Dinar	Euro
	6,900,000	87,358	3,189

8/25/08	Serbian Dinar	Euro
	6,500,000	82,749	2,189

9/04/08	Serbian Dinar	Euro
	6,320,000	81,940	(438)

9/09/08	Zambian Kwacha	United States Dollar
	165,390,000	48,889	(2,225)
			$(300,260)

At July 31, 2008, closed forward foreign currency purchases and sales excluded above amounted to a receivable of $15,548 and a payable of $1,912.

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Depreciation
J.P. Morgan Chase, N.A.	BRL	1,207	Pay	Brazilian Interbank Deposit Rate	11.34%	January 2, 2009	$(7,747)
							$(7,747)

BRL — Brazilian Real

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell	Notional Amount (000’s omitted)	Pay/Receive Annual Fixed Rate	Termination Date	Unrealized Appreciation (Depreciation)
Barclays Capital Services, Inc.	Turkey (Republic of)	Buy	$540	2.12%	1/20/13	$5,921
Barclays Capital Services, Inc.	Iceland (Republic of)	Sell	100	1.88	3/20/18	(6,638)
Lehman Brothers, Inc.	Turkey (Republic of)	Buy	843	1.45	7/20/12	24,269
Lehman Brothers, Inc.	CDX.EM.9 Index*	Buy	1,100	2.65	6/30/13	(10,623)
J.P. Morgan Chase, N.A.	Greece	Buy	4,000	0.13	9/20/17	140,649
J.P. Morgan Chase, N.A.	Iceland (Republic of)	Sell	100	1.70	3/20/18	(7,847)
J.P. Morgan Chase, N.A.	Iceland (Republic of)	Sell	300	1.75	3/20/18	(22,533)
J.P. Morgan Chase, N.A.	Iceland (Republic of)	Sell	100	1.90	3/20/18	(6,504)
J.P. Morgan Chase, N.A.	Iceland (Republic of)	Sell	100	2.10	3/20/23	(5,508)
J.P. Morgan Chase, N.A.	Iceland (Republic of)	Sell	100	2.45	3/20/23	(2,523)
						$108,663

* CDX.EM.9 Index is composed of issues from (i) Latin America; (ii) Eastern Europe, the Middle East and Africa; and (iii) Asia as determined by Markit Partners.

Total Return Swaps

Counterparty	Notional Amount	Expiration Date	Pay	Receive	Net Unrealized Depreciation
Citibank Global Markets	$86,000	10/30/08	3-month USD-LIBOR-BBA+100bp	Total Return on Citigroup Global Markets Azerbaijan T-Bill Index	$(541)
J.P. Morgan Chase Bank	173,125	7/23/09	1-month USD-LIBOR-BBA+50bp	Total Return on J.P. Morgan Abu Dhabi Index	(5)
					$(546)

Written call option activity for the fiscal year to date period ended July 31, 2008 was as follows:

	Principal Amount of Contracts (000’s omitted)		Premiums Received
Outstanding, beginning of period	—		—
Options written	JPY	1,099,073	$117,803
Outstanding, end of period	JPY	1,099,073	$117,803

At July 31, 2008, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$34,360,755
Gross unrealized appreciation	$2,407,004
Gross unrealized depreciation	(285,076)
Net unrealized appreciation	$1,761,928

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

International Income Portfolio

By:	/s/ Mark S. Venezia
Mark S. Venezia
President

Date:	September 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark S. Venezia
Mark S. Venezia
President

Date:	September 29, 2008

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	September 29, 2008